Other receivables	12 Months Ended
Dec. 31, 2020
Other receivables
Other receivables

Note 7: Other receivables

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2019	2020
Research tax credit (1)	5,940	3,199
Value added tax	1,786	1,562
Prepaid expenses	46	29
Suppliers – advances payment and debit balance	74	127
Receivable from CACEIS in relation with the exercises of BSA/BSPCE (3)	—	266
Miscellaneous	48	57
Total other receivables	7,893	5,239

(1)Research tax credit (CIR)

CIR is payable by the government in the year following its recognition when there is no taxable net income to be offset.

CIR recorded for the years ended December 31, 2019 and December 31, 2020 are:

•	CIR 2019: €2,807 thousand; and
•	CIR 2020: €3,328 thousand.

In December 2019, a portion of the CIR receivables for 2018 and 2019 were prefinanced with NEFTYS, a specialized funding agency (see note 12).

CIR receivables for 2018 and 2019 were reimbursed by the French Tax Authorities in January 2020 and June 2020, respectively. The prefinanced receivables were then reimbursed directly to NEFTYS.

In December 2020, a portion of the CIR receivables for 2020 was prefinanced with NEFTYS (see note 12).

(2)	Prepaid expenses mainly relate to research services provided by an external provider.
(3)

On December 31, 2020 a receivable from CACEIS, a company providing financial services to institutional investors, was recognized for €266 thousand following the exercise of warrants and founders’ warrants on December 16, 2020.